UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22982

 NAME OF REGISTRANT:                     Eaton Vance NextShares Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Global Income Builder NextShares, a series of Eaton Vance NextShares Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
Name and address of agent for service)
Registrant's telephone number, including area code:  (617) 482-8260
Date of fiscal year end: 10/31
Date of reporting period: 7/1/22 - 6/30/23

Eaton Vance Global Income Builder NextShares was liquidated during the reporting period. The proxy voting record of the Fund for record dates on or before December 23, 2022 is included in this filing.

There were no proxies voted by the Eaton Vance Global Income Builder NextShares (the "Fund") in relation to securities held in the Fund's portfolio.

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number N/A
Eaton Vance Stock NextShares,
a series of Eaton Vance NextShares Trust
Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 12/31
Date of reporting period: 7/1/22 - 6/30/23

Eaton Vance Stock NextShares was liquidated during the reporting period. The proxy voting record of the Fund for record dates on or before December 23, 2022 is included in this filing.

There were no proxies voted by the Eaton Vance Stock NextShares (the "Fund") in relation to securities held in the Fund's portfolio.

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance NextShares Trust
By (Signature)       /s/ R. Kelly Williams, Jr.
Name                 R. Kelly Williams, Jr.
Title                President
Date                 08/30/2023